Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Computer hardware | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer hardware | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Capitalized software development
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years